Investment Portfolioas of July 31, 2025 (Unaudited)
DWS Emerging Markets Equity Fund
	Shares	Value ($)

Equity Securities 100.0%
Argentina 2.4%
Grupo Financiero Galicia SA (ADR)* (Cost $757,686)	28,500	1,438,395
Brazil 4.2%
Cosan SA*	1,050,000	1,111,965
Magazine Luiza SA	850,000	1,071,693
WEG SA	60,000	397,639
(Cost $3,093,694)		2,581,297
China 26.5%
Alibaba Group Holding Ltd.	160,000	2,376,115
ANTA Sports Products Ltd.	30,000	343,566
BYD Co., Ltd. "H"	112,500	1,630,243
Contemporary Amperex Technology Co., Ltd. "A"	30,000	1,100,379
EHang Holdings Ltd. (ADR)* (a)	3,500	61,250
Meituan "B" 144A*	17,500	270,193
Midea Group Co., Ltd. "H"	35,000	339,441
MINISO Group Holding Ltd. (a)	75,000	354,125
Naura Technology Group Co., Ltd. "A"	30,375	1,411,566
NetEase, Inc. (ADR)	100	13,030
Ping An Insurance Group Co. of China Ltd. "H"	50,000	342,444
Pop Mart International Group Ltd. 144A	12,600	393,046
SF Holding Co., Ltd. "H"	75,000	417,541
Shenzhen Mindray Bio-medical Electronics Co., Ltd. "A"	10,300	330,416
Tencent Holdings Ltd.	65,000	4,555,935
Wuxi Biologics Cayman, Inc. 144A*	99,000	405,360
Xiaomi Corp. "B" 144A*	175,000	1,181,138
XPeng, Inc. "A"*	72,500	661,378
(Cost $10,691,565)		16,187,166
Cyprus 1.1%
Theon International PLC (Cost $730,338)	22,500	686,635
Georgia 0.0%
TBC Bank Group PLC (Cost $3,217)	100	6,408
Hong Kong 4.4%
AIA Group Ltd.	125,000	1,165,657
Hong Kong Exchanges & Clearing Ltd.	20,000	1,082,594
Link REIT	60,000	334,866
SUNeVision Holdings Ltd.	75,000	74,231
(Cost $2,245,300)		2,657,348
India 16.2%
Avenue Supermarts Ltd. 144A*	7,500	363,248
Bharti Airtel Ltd.	42,500	926,587
CreditAccess Grameen Ltd.*	40,000	561,545
Godrej Properties Ltd.*	12,500	298,571

HDFC Bank Ltd.	75,000	1,722,895
HDFC Bank Ltd. (ADR) (a)	5,000	383,850
ICICI Bank Ltd.	150,000	2,541,701
JSW Infrastructure Ltd.	90,000	311,563
Larsen & Toubro Ltd.	100	4,123
Lemon Tree Hotels Ltd. 144A*	1,000	1,707
LIC Housing Finance Ltd.	45,000	299,946
MakeMyTrip Ltd.* (b)	6,500	608,335
Power Finance Corp. Ltd.	165,000	768,312
Reliance Industries Ltd.	35,000	550,847
Shriram Finance Ltd.	20,000	142,700
Varun Beverages Ltd.	70,000	415,599
(Cost $6,742,292)		9,901,529
Indonesia 2.1%
Bank Mandiri Persero Tbk. PT	3,000,000	817,515
Bank Syariah Indonesia Tbk. PT	2,000,000	330,913
Ciputra Development Tbk. PT	2,123,500	118,514
(Cost $1,461,748)		1,266,942
Kazakhstan 0.2%
Kaspi.KZ JSC (ADR) (Cost $169,488)	1,750	138,075
Korea 9.7%
DB Insurance Co., Ltd.	4,500	413,242
GS Retail Co., Ltd.	27,500	322,536
KB Financial Group, Inc.	7,500	596,085
NAVER Corp.	2,250	379,654
Samsung C&T Corp.	2,500	302,663
Samsung Electronics Co., Ltd.	17,500	894,081
Samsung Fire & Marine Insurance Co., Ltd.	3,000	947,743
Samsung Life Insurance Co., Ltd.	1,750	158,873
SK Hynix, Inc.	6,500	1,262,143
SK Square Co., Ltd.*	6,000	648,839
(Cost $4,144,865)		5,925,859
Mexico 0.0%
BBB Foods, Inc. "A"*	100	2,552
Corp. Inmobiliaria Vesta SAB de CV	1,000	2,818
Gentera SAB de CV	1,000	2,268
(Cost $7,903)		7,638
Netherlands 3.3%
Prosus NV (Cost $1,395,782)	35,000	2,000,252
Poland 4.6%
Alior Bank SA	22,500	606,393
Benefit Systems SA	600	544,144
Budimex SA	3,000	450,408
InPost SA*	60,000	862,469
LPP SA	80	355,917
(Cost $2,705,009)		2,819,331

South Africa 2.8%
Capitec Bank Holdings Ltd.	6,750	1,304,792
Pepkor Holdings Ltd. 144A	250,000	376,158
(Cost $1,485,297)		1,680,950
Taiwan 18.7%
Alchip Technologies Ltd.	3,000	386,296
Hon Hai Precision Industry Co., Ltd.	100,000	590,240
MediaTek, Inc.	35,000	1,592,572
Taiwan Semiconductor Manufacturing Co., Ltd.	229,803	8,854,058
(Cost $2,274,866)		11,423,166
Turkey 3.8%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	300,000	772,140
Balsu Gida Sanayi Ve Ticaret AS*	250,000	150,019
Pegasus Hava Tasimaciligi AS*	50,000	310,495
Turkiye Sinai Kalkinma Bankasi AS*	1,000,000	338,917
Yapi ve Kredi Bankasi AS*	900,000	744,644
(Cost $2,226,500)		2,316,215
Total Equity Securities (Cost $40,135,550)		61,037,206

Exchange-Traded Funds 0.0%
iShares MSCI Saudi Arabia ETF (Cost $4,048)	100	3,756

Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (c) (d) (Cost $594,225)	594,225	594,225

Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 4.37% (c) (Cost $89,779)	89,779	89,779

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $40,823,602)	101.1	61,724,966
Other Assets and Liabilities, Net	(1.1)	(689,147)
Net Assets	100.0	61,035,819
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2025	Value ($) at 7/31/2025
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (c) (d)
—	594,225 (e)	—	—	—	1,801	—	594,225	594,225
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 4.37% (c)
145,527	27,001,270	27,057,018	—	—	9,831	—	89,779	89,779
145,527	27,595,495	27,057,018	—	—	11,632	—	684,004	684,004

*	Non-income producing security.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2025 amounted to $560,730, which is 0.9% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
JSC: Joint Stock Company
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
Securities are listed in country of domicile.
At July 31, 2025 the DWS Emerging Markets Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	16,855,909	27%
Information Technology	16,246,325	27%
Consumer Discretionary	10,782,169	18%
Industrials	6,870,287	11%
Communication Services	5,875,205	10%
Energy	1,662,812	3%
Consumer Staples	1,253,954	2%
Real Estate	754,769	1%
Health Care	735,776	1%
Total	61,037,206	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$1,438,395	$—	$—	$1,438,395
Brazil	2,581,297	—	—	2,581,297
China	74,280	16,112,886	—	16,187,166
Cyprus	—	686,635	—	686,635
Georgia	—	6,408	—	6,408
Hong Kong	—	2,657,348	—	2,657,348
India	992,185	8,909,344	—	9,901,529
Indonesia	—	1,266,942	—	1,266,942
Kazakhstan	138,075	—	—	138,075
Korea	158,873	5,766,986	—	5,925,859
Mexico	7,638	—	—	7,638
Netherlands	—	2,000,252	—	2,000,252
Poland	—	2,819,331	—	2,819,331
South Africa	—	1,680,950	—	1,680,950
Taiwan	—	11,423,166	—	11,423,166
Turkey	150,019	2,166,196	—	2,316,215
Exchange-Traded Funds	3,756	—	—	3,756
Short-Term Investments (a)	684,004	—	—	684,004
Total	$6,228,522	$55,496,444	$—	$61,724,966

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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